Financial Instrument Risks and Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Contractual Maturities of Non-Derivative Liabilities	The following table summarizes the contractual maturities of the Company’s financial liabilities, and operating and capital purchase commitments at December 31, 2024:

	Within 1 year	1-2 years	2-3 years	3-4 years	4–5 years	Thereafter	Total
Trade payables and accrued liabilities	$241,030	$—	$—	$—	$—	$—	$241,030
Loans and borrowings(1)(4)	253,751	777,383	420,615	180,694	—	—	1,632,443
Derivative liabilities(2)	57,663	17,118	—	—	—	—	74,781
Lease liabilities(4)	31,700	25,088	19,110	12,786	4,470	9,763	102,917
Other financial liabilities(1)(3)(4)	28,368	27,952	27,774	26,764	19,795	8,015	138,668
Reclamation and closure costs(4)	14,475	29,436	18,371	11,329	8,255	143,490	225,356
Purchase commitments(4)	66,694	8,024	7,437	7,000	6,881	22,791	118,827
Other operating commitments(4)	25,777	26,808	27,880	28,995	1,063	12,694	123,217
Total	$719,458	$911,809	$521,187	$267,568	$40,464	$196,753	$2,657,239
(1)Amounts for loans and borrowings in the above table include principal and interest payments, except accrued interest, which is included in trade payables and accrued liabilities.
(2)Derivative liabilities in the above table represent the fair values of the derivative instruments that are expected to be cash-settled.
(3)Other financial liabilities in the above table include the Equipment Facility (note 17(a)).
(4)Amounts included in the above table represent the undiscounted future cash flows.

Contractual Maturities of Derivative Liabilities	The following table summarizes the contractual maturities of the Company’s financial liabilities, and operating and capital purchase commitments at December 31, 2024:

	Within 1 year	1-2 years	2-3 years	3-4 years	4–5 years	Thereafter	Total
Trade payables and accrued liabilities	$241,030	$—	$—	$—	$—	$—	$241,030
Loans and borrowings(1)(4)	253,751	777,383	420,615	180,694	—	—	1,632,443
Derivative liabilities(2)	57,663	17,118	—	—	—	—	74,781
Lease liabilities(4)	31,700	25,088	19,110	12,786	4,470	9,763	102,917
Other financial liabilities(1)(3)(4)	28,368	27,952	27,774	26,764	19,795	8,015	138,668
Reclamation and closure costs(4)	14,475	29,436	18,371	11,329	8,255	143,490	225,356
Purchase commitments(4)	66,694	8,024	7,437	7,000	6,881	22,791	118,827
Other operating commitments(4)	25,777	26,808	27,880	28,995	1,063	12,694	123,217
Total	$719,458	$911,809	$521,187	$267,568	$40,464	$196,753	$2,657,239
(1)Amounts for loans and borrowings in the above table include principal and interest payments, except accrued interest, which is included in trade payables and accrued liabilities.
(2)Derivative liabilities in the above table represent the fair values of the derivative instruments that are expected to be cash-settled.
(3)Other financial liabilities in the above table include the Equipment Facility (note 17(a)).
(4)Amounts included in the above table represent the undiscounted future cash flows.

Exposure to Currency Risk
The following table summarizes the Company’s exposure to currency risk arising from financial assets and financial liabilities, excluding foreign exchange contracts, denominated in foreign currencies:

At December 31, 2024	CAD	BRL	MXN	USD
Financial assets
Cash and cash equivalents	$10,730	$33,228	$1,758	$—
Marketable securities	6,142	—	—	—
Derivative assets	81	—	—	—
Restricted cash	6,921	4,737	—	—
Other financial assets	6,657	3,611	—	—
Financial liabilities
Accounts payable and accrued liabilities	(38,043)	(61,877)	(32,922)	—
Derivative liabilities	—	(1,931)	—	—
Lease liabilities	(36,983)	(7,075)	—	—
	$(44,495)	$(29,307)	$(31,164)	$—
At December 31, 2023
Financial assets
Cash and cash equivalents	$8,434	$14,903	$281	$14,494
Marketable securities	92,666	—	—	—
Derivative assets	89	—	—	—
Restricted cash	—	5,212	—	1,745
Other financial assets	1,849	2,928	—	3,669
Financial liabilities
Accounts payable and accrued liabilities	(11,731)	(69,909)	(38,291)	(6,101)
Derivative liabilities	(168)	(4,420)	—	—
Lease liabilities	(783)	(14,713)	(57)	(11,113)
Other financial liabilities	—	—	—	(31,070)
	$90,356	$(65,999)	$(38,067)	$(28,376)
Based on the above foreign currency denominated financial assets and financial liabilities at December 31, 2024, excluding the effect of foreign exchange contracts, the reasonably possible weakening in foreign currencies against the USD, assuming all other variables remained constant, would have resulted in the following increase in the Company’s net income during the year ended December 31, 2024:

2024
CAD – 10%	$3,248
BRL – 10%	2,139
MXN – 10%	2,275